Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments and Risk Management [Abstract]
Schedule of Current Credit Risk

The Group’s current credit risk grading framework comprises the following categories:

Category	Definition of category	Basis for recognizing expected credit loss (ECL)
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL — not credit-impaired
III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL — credit impaired
IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written-off

Schedule of Exposure to Credit Risk

The table below details the credit quality of the Group’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

			Gross
Group	Note	12-month or lifetime ECL	carrying amount	Impairment	Net carrying amount
			USD	USD	USD
June 30, 2025
Trade and other receivables		12-month	7,954,039	(1,147,683)	6,806,356
Cash and cash equivalents		12-month	2,361,689	-	2,361,689

December 31, 2024
Trade and other receivables		12-month	5,346,653	(968,322)	4,378,331
Cash and cash equivalents		12-month	1,000,284	-	1,000,284

Schedule of Liquidity Risk
	Carrying amount	Contractual cash flow	Within 1 year	Within 2 to 5 years	After 5 years
Group	USD	USD	USD	USD	USD
June 30, 2025
Financial assets
Other financial assets	74,108	74,108	-	-	74,108
Trade and other receivables	4,572,112	4,572,112	4,572,112	-	-
Cash and cash equivalents	2,361,689	2,361,689	2,361,689	-	-
Total undiscounted financial assets	7,007,909	7,007,909	6,933,801	-	74,108

Financial liabilities
Trade and other payables	1,670,526	1,670,526	1,670,526	-	-
Lease liabilities	331,591	364,844	115,805	249,039	-
Derivative liabilities	1,786,239	1,786,239	1,786,239	-	-
Debt	5,995,047	6,724,098	3,208,239	1,782,262	1,733,597
Total undiscounted financial liabilities	9,783,403	10,545,707	6,780,809	2,031,301	1,733,597

December 31, 2024
Financial assets
Other financial assets	69,505	69,505	-	-	69,505
Trade and other receivables	4,378,330	4,378,330	4,378,330	-	-
Cash and cash equivalents	1,000,283	1,000,283	1,000,283	-	-
Total undiscounted financial assets	5,448,118	5,448,118	5,378,613		69,505

Financial liabilities
Trade and other payables	1,042,462	1,042,462	1,042,462	-	-
Lease liabilities	260,162	285,562	103,063	182,500	-
Derivative liabilities	173,551	173,551	-	173,551	-
Debt	6,028,791	6,956,125	2,308,783	2,531,123	2,116,219
Total undiscounted financial liabilities	7,504,966	8,457,700	3,454,308	2,887,174	2,116,219

Schedule of Weighted Average Effective Interest Rates for the Debt and Lease Liabilities	At the end of reporting period, the weighted average effective interest rates for the debt and lease liabilities were as follows:
	2025	2024
Fixed rates
Debt	1.9% - 8.2%	1.5% – 6.4%
Lease liabilities	4.7% - 5.6%	1.5% – 2.5%